Debt (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of long term debt [abstract]
Summary of Principal Amount Outstanding of Registered Debt Securities	The following table sets forth, the principal amount of the registered debt securities issued by Petróleos Mexicanos pursuant to such exchange of notes:

Security	Issuer	Guarantors	Principal amount outstanding U.S.$
10.000% Notes due 2033	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,972,663
The following table sets forth, as of December 31, 2024, the principal amount outstanding of the registered debt securities originally issued by the Master Trust. As noted above, Petróleos Mexicanos has assumed, as primary obligor, all of the obligations of the Master Trust under these debt securities. The obligations of Petróleos Mexicanos are guaranteed by the Subsidiary Guarantors:
Table 1: Registered Debt Securities originally issued by the Master Trust and Assumed by Petróleos Mexicanos

Security	Primary obligor	Guarantors	Principal amount outstanding (U.S.$)
6.625% Guaranteed Bonds due 2035	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	U.S.$	1,750,000
6.625% Guaranteed Bonds due 2038	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	491,175
9.500% Guaranteed Bonds due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	168,625
The following table sets forth, as of December 31, 2024, the principal amount outstanding of the registered debt securities issued by Petróleos Mexicanos, and guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics.
Table 2: Registered Debt Securities originally issued by Petróleos Mexicanos

Security		Guarantors	Principal amount outstanding (U.S.$)
9.500% Global Guaranteed Bonds due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	96,718
6.625% Notes due 2035	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	999,000

Security		Guarantors	Principal amount outstanding (U.S.$)
6.500% Bonds due 2041	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,560,521
5.500% Bonds due 2044	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	640,357
6.375% Bonds due 2045	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,199,747
5.625% Bonds due 2046	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	626,143
4.500% Notes due 2026	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,124,403
4.250% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	635,449
6.875% Notes due 2026	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,502,771
6.750% Bonds due 2047	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	5,548,156
5.350% Notes due 2028	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,980,570
6.350% Bonds due 2048	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,574,041
6.500% Notes due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	4,009,043
5.950% Notes due 2031	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	3,777,381
6.490% Notes due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,538,374
6.840% Notes due 2030	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,345,538
6.950% Bonds due 2060	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	3,796,812
7.690% Bonds due 2050	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	8,047,831
6.500% Notes due 2029	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,204,708

Security		Guarantors	Principal amount outstanding (U.S.$)
6.875% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	901,836
8.750% Notes due 2029	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,908,685
6.700% Notes due 2032	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	6,787,190
10.000% Notes due 2033	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,972,663

Summary of Long-term Debt

			2023 (B)
	Rate of interest (A)	Maturity	Pesos		Foreign currency
U.S. dollars
Bonds	Fixed from 2.29% to 10.00%, SOFR plus 0.61% to 0.69%	Various to 2060	1,006,968,611		U.S.$	59,506,477
Project financing	SOFR plus 0.87% to 1.38%	Various to 2031	10,236,528		604,924
Direct loans	Fixed from 5.25% to 10.375%, SOFR plus 1.75% to 4.54%	Various to 2031	49,809,345		2,943,467
Syndicated loans	SOFR plus 3.10% to 4.85%	Various to 2026	38,391,788		2,268,750
Revolving credit lines	SOFR plus 3.00% to 4.85%, and Fed effective 1.55%	2024	124,622,592		7,364,531
Financing of Infrastructure asset	Fixed from 8.38% and 8.89%	Various to 2036	19,167,740		1,132,711
Plus Factoring	SOFR plus 3.15%	2024	988,038		58,388
Total financing in U.S. dollars			1,250,184,642		U.S.$	73,879,248
Euros
Bonds	Fixed from 2.75% to 5.50%	Various to 2030	144,474,240			€7,727,424
Japanese yen
Bonds	Fixed from 0.54%	Various to 2026	9,590,744			¥79,922,867
Pesos
Certificados bursátiles	TIIE plus 1.00% and fixed from 7.19% to 7.47%	Various to 2026	93,772,673
Direct loans	TIIE plus 0.85% to 4.10%	Various to 2029	99,788,829
Plus Factoring	TIIE plus 2.80% and CETES plus 1.60% to 2.65%	2024	14,900,129
Syndicated loans	TIIE plus 0.95%	Various to 2025	5,400,000
Revolving credit lines	TIIE plus 4.25%	2024	20,500,000
Monetization of Mexican Government Bonds	Fixed from 9.50% to 9.70%	2024	68,741,484
Total financing in pesos			303,103,115
UDIs
Certificados bursátiles	Fixed from 3.02% to 5.23%	Various to 2035	39,871,129
Other currencies
Bonds	Fixed from 3.75%	Various to 2025	9,680,517
Total principal in pesos (C)			1,756,904,387
Plus:
Accrued interest			37,565,970
Total principal and interest			1,794,470,357
Less:
Short-term maturities			439,655,624
Accrued interest			37,565,970
Total short-term debt and current portion of long-term debt			477,221,594
Long-term debt			Ps.	1,317,248,763

Summary of Foreign Currency Translation	As of December 31, 2024 and 2023, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	2024	2023
U.S. dollar	20.2683	16.9220
Japanese yen	0.1289	0.1200
Pounds sterling	25.3860	21.5646
Euro	20.9868	18.6963
Swiss francs	22.3721	20.1101
UDI	8.340909	7.981602

Summary of Changes in Consolidated Debt	The following table presents the roll-forward of total debt of PEMEX for each of the year ended December 31, 2024 and 2023, which includes short and long-term debt:

	2024 (1)		2023 (1)
Changes in total debt:
At the beginning of the year	Ps.	1,794,470,357	Ps.	2,091,463,996
Loans obtained - financing institutions	1,056,523,887		881,401,059
Debt payments	(1,148,872,172)		(978,854,627)
Accrued interest (2)(3)	163,614,450		153,446,638
Interest (paid)	(148,380,958)		(144,121,371)
Foreign exchange	261,416,691		(208,865,338)
At the end of the year	Ps.	1,978,772,255	Ps.	1,794,470,357
(1)These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as, Multiple Services Contracts), which do not generate cash flows.
(2)During 2024, includes Ps. 622,591 of premiums and awards amortizations; Ps. (1,900,454) of fees and expenses related to the issuance of debt and amortized cost of Ps. 2,127,973.
(3)During 2023, includes Ps. 8,569 of premiums and awards amortizations; Ps. (1,026,065) of fees and expenses related to the issuance of debt and amortized cost of Ps. 2,780,392.

Summary of Maturities of Long Term Debt Principal Outstanding and Accrued Interest
E. Maturity of the total principal outstanding:

	2025		2026	2027	2028	2029	2030 and thereafter	Total
Maturity of the total principal outstanding and accrued interest as of December 31, 2024, for each of the years ending December 31.	Ps.	425,218,517	320,150,123	153,134,281	113,244,101	76,325,207	890,700,026	Ps.	1,978,772,255